SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share

The following tables presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per Ordinary Share for each class of Ordinary Shares for the three months ended June 30, 2026:

For the Three Months Ended June 30,
2026
Net income	$940,441
Less: Remeasurement of Class A Ordinary Shares to redemption value	(1,836,231)
Net loss including accretion of Class A Ordinary Shares to redemption value	$(895,790)
	For the Three Months Ended
	June 30, 2026
	Non-redeemable Class A and	Redeemable
	Class B	Class A
	Ordinary Shares	Ordinary Shares
Total number of Ordinary Shares	7,837,163	20,125,000
Ownership percentage	28%	72%

Net income allocated by class	$263,584	$676,857

Less: Remeasurement of Class A Ordinary Shares to redemption value based on ownership percentage	(514,654)	(1,321,577)
Plus: Accretion applicable to remeasurement of redeemable Class A Ordinary Shares to redemption value	—	1,836,231
Total (loss) income based on ownership percentage	$(251,070)	$1,191,511

Weighted average Ordinary Shares outstanding	7,837,163	20,125,000
Basic and diluted net (loss) income per Ordinary Share	$(0.03)	$0.06
For the Six Months Ended June 30,
2026
Net income	$2,054,605
Less: Remeasurement of Class A Ordinary Shares to redemption value	(3,644,428)
Net loss including accretion of Class A Ordinary Shares to redemption value	$(1,589,823)

	For the Six Months Ended
	June 30, 2026
	Non-redeemable Class A and	Redeemable
	Class B	Class A
	Ordinary Shares	Ordinary Shares
Total number of Ordinary Shares	7,837,163	20,125,000
Ownership percentage	28%	72%

Net income allocated by class	$575,859	$1,478,746

Less: Remeasurement of Class A Ordinary Shares to redemption value based on ownership percentage	(1,021,451)	(2,622,977)
Plus: Accretion applicable to remeasurement of redeemable Class A Ordinary Shares to redemption value	—	3,644,427
Total (loss) income based on ownership percentage	$(445,592)	$2,500,196

Weighted average Ordinary Shares outstanding	7,837,163	20,125,000
Basic and diluted net (loss) income per Ordinary Share	$(0.06)	$0.12
For the Three Months Ended
June 30, 2025
Net income	$245,414
Less: Remeasurement of Class A Ordinary Shares to redemption value	(17,945,104)
Net loss including accretion of Class A Ordinary Shares to redemption value	$(17,699,690)

	For the Three Months Ended
	June 30, 2025
	Non-redeemable Class A and	Redeemable shares
	Class B	Class A
	Ordinary shares	Ordinary shares
Total number of Ordinary Shares	7,837,163	20,125,000
Ownership percentage	28%	72%

Net income allocated by class	$21,767	$223,647

Less: Remeasurement of Class A Ordinary Shares to redemption value based on ownership percentage	(5,029,608)	(12,915,496)
Plus: Accretion applicable to remeasurement of redeemable Class A Ordinary Shares to redemption value	—	17,945,104
Total (loss) income based on ownership percentage	$(5,007,841)	$5,253,255

Weighted average Ordinary Shares outstanding	6,610,815	3,096,154
Basic and diluted net (loss) income per Ordinary Share	$(0.76)	$1.70
For the Period from February 10, 2025 (inception) through
June 30, 2025
Net income	$183,628
Less: Remeasurement of Class A Ordinary Shares to redemption value	(17,945,104)
Net loss including accretion of Class A Ordinary Shares to redemption value	$(17,761,476)
	For the Period from February 10, 2025 (inception) through
	June 30, 2025
	Non-redeemable Class A and	Redeemable shares
	Class B	Class A
	Ordinary shares	Ordinary shares
Total number of Ordinary Shares	7,837,163	20,125,000
Ownership percentage	28%	72%

Net (loss) income allocated by class	$(40,020)	$223,648

Less: Remeasurement of Class A Ordinary Shares to redemption value based on ownership percentage	(5,029,608)	(12,915,496)
Plus: Accretion applicable to remeasurement of redeemable Class A Ordinary Shares to redemption value	—	17,945,104
Total (loss) income based on ownership percentage	$(5,069,628)	$5,253,256

Weighted average Ordinary Shares outstanding	6,415,464	1,998,227
Basic and diluted net (loss) income per Ordinary Share	$(0.79)	$2.63

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per Ordinary Share for each class of Ordinary Shares for the period from February 10, 2025 (inception) through December 31, 2025:

For the Period from February 10, 2025 (inception) through
December 31, 2025
Net income	$2,531,400
Less: Remeasurement of Class A Ordinary Shares to redemption value	(22,016,067)
Net loss including accretion of Class A Ordinary Shares to redemption value	$(19,484,667)

	For the Period from February 10, 2025 (inception) through
	December 31, 2025
	Non-redeemable Class A and	Redeemable
	Class B	Class A
	Ordinary Shares	Ordinary Shares
Total number of Ordinary Shares	7,837,163	20,125,000
Ownership percentage	28%	72%

Net income allocated by class	$618,008	$1,913,392

Less: Remeasurement of Class A Ordinary Shares to redemption value based on ownership percentage	(6,170,606)	(15,845,461)
Plus: Accretion applicable to remeasurement of redeemable Class A Ordinary Shares to redemption value	—	22,016,067
Total (loss) income based on ownership percentage	$(5,552,599)	$8,083,999

Weighted average Ordinary Shares outstanding	7,220,364	12,260,769
Basic and diluted net income (loss) per share	$(0.77)	$0.66

Schedule of Class A Ordinary Shares Subject to Possible Redemption Reflected in the Balance Sheet are Reconciled	As of June 30, 2026, the Class A Ordinary Shares subject to possible redemption reflected in the accompanying condensed balance sheets are reconciled in the following table:
Gross proceeds from Initial Public Offering	$201,250,000
Less:
Proceeds allocated to Public Rights	(4,361,306)
Offering costs allocated to Class A Ordinary Shares subject to possible redemption	(13,262,661)
Plus:
Accretion of Class A Ordinary Shares subject to possible redemption	22,016,067
Class A Ordinary Shares subject to possible redemption at December 31, 2025	205,642,100
Plus:
Accretion of Class A Ordinary Shares subject to possible redemption	3,644,428
Class A Ordinary Shares subject to possible redemption at June 30, 2026	$209,286,528
As of December 31, 2025, the Class A Ordinary Shares subject to possible redemption reflected in the accompanying balance sheets are reconciled in the following table:
Gross proceeds from Initial Public Offering	$201,250,000
Less:
Proceeds allocated to Public Rights	(4,361,306)
Offering costs allocated to Class A Ordinary Shares subject to possible redemption	(13,262,661)
Plus:
Accretion of Class A Ordinary Shares subject to possible redemption	22,016,067
Class A Ordinary Shares subject to possible redemption at December 31, 2025	$205,642,100